Other Non-operating Expense, Net (Tables)	12 Months Ended
Jun. 30, 2019
Disclosure of additional information [Abstract]
Schedule of other non-operating expense, net
Other non-operating expense, net consisted of the following:

	Fiscal Year Ended June 30,
	2019	2018	2017
Exchange derivative allocated issuance costs	$—	$(1,785)	$—
Net unrealized loss on exchange derivative and capped calls	(533,908)	(12,414)	—
Foreign currency exchange loss, net	(702)	(413)	(93)
Contributions to Atlassian Foundation	(3,629)	(1,856)	(1,620)
Other income	2,786	1,311	371
Other non-operating expense, net	$(535,453)	$(15,157)	$(1,342)